United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/15

Date of Reporting Period: Quarter ended 11/30/14

Item 1. Schedule of Investments

Federated High Yield Trust
Portfolio of Investments
November 30, 2014 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—83.6%
		Aerospace/Defense—0.7%
$1,425,000	[1,2]	KLX, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2022	$1,453,500
1,700,000		TransDigm, Inc., 5.50%, 10/15/2020	1,687,250
1,100,000		TransDigm, Inc., 7.50%, 7/15/2021	1,185,250
575,000		TransDigm, Inc., Sr. Sub. Note, Series WI, 6.00%, 7/15/2022	583,625
325,000		TransDigm, Inc., Sr. Sub. Note, Series WI, 6.50%, 7/15/2024	333,125
		TOTAL	5,242,750
		Automotive—3.7%
2,675,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	2,761,937
825,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	893,063
475,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	539,125
600,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	637,500
600,000	[3,4]	Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	54,000
2,025,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	1,979,437
1,800,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	1,806,192
500,000		General Motors Financial Company, Inc., 4.375%, 9/25/2021	518,750
150,000		General Motors Financial Company, Inc., Series WI, 4.25%, 5/15/2023	153,734
1,050,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	1,115,625
975,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	1,067,625
400,000		Lear Corp., 5.25%, 1/15/2025	402,000
500,000		Lear Corp., 5.375%, 3/15/2024	508,750
1,775,000		Lear Corp., Series WI, 4.75%, 1/15/2023	1,775,000
2,425,000	[1,2]	MPG Holdco I, Inc., Series 144A, 7.375%, 10/15/2022	2,515,937
1,100,000	[1,2]	Schaeffler AG, Series 144A, 4.25%, 5/15/2021	1,080,750
725,000	[1,2]	Schaeffler AG, Series 144A, 4.75%, 5/15/2021	726,813
1,350,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	1,419,187
350,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	387,625
2,250,000	[1,2]	Stackpole International, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2021	2,306,250
500,000		Titan International, Inc., Series WI, 6.875%, 10/1/2020	462,500
2,225,000		UCI International, Inc., Company Guarantee, 8.625%, 2/15/2019	2,147,125
		TOTAL	25,258,925
		Building Materials—1.9%
575,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	606,625
1,550,000	[1,2]	American Builders & Contractors Supply Co. Inc., Series 144A, 5.625%, 4/15/2021	1,569,375
600,000		Anixter International, Inc., 5.125%, 10/1/2021	610,500
625,000		Anixter International, Inc., 5.625%, 5/1/2019	665,625
1,300,000	[1,2]	CPG International, Inc., Series 144A, 8.00%, 10/1/2021	1,371,500
250,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	255,937
1,525,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	1,643,187
225,000		Nortek, Inc., Sr. Unsecd. Note, 10.00%, 12/1/2018	237,938
1,600,000		Nortek, Inc., Sr. Unsecd. Note, 8.50%, 4/15/2021	1,728,000
950,000	[1,2]	RSI Home Products Incorporated, Series 144A, 6.875%, 3/1/2018	999,989
650,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	679,250
1,400,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	1,414,000
950,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	988,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$525,000	[1,2]	USG Corp., Sr. Note, Series 144A, 5.875%, 11/1/2021	$543,391
		TOTAL	13,313,317
		Cable Satellite—5.0%
200,000		CCO Holdings LLC/Cap Corp., Series WI, 5.25%, 3/15/2021	202,000
1,800,000		CCO Holdings LLC/Cap Corp., Series WI, 5.75%, 9/1/2023	1,816,875
1,775,000		CCOH Safari LLC, Sr. Unsecd. Note, 5.50%, 12/1/2022	1,799,406
1,075,000		CCOH Safari LLC, Sr. Unsecd. Note, 5.75%, 12/1/2024	1,084,406
800,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	776,000
1,425,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	1,382,250
1,000,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 6.375%, 9/15/2020	1,042,500
1,800,000		Charter Communications Holdings II, 5.125%, 2/15/2023	1,770,750
500,000		Charter Communications Holdings II, 5.75%, 1/15/2024	504,375
175,000		Charter Communications Holdings II, 7.375%, 6/1/2020	187,906
1,125,000		DISH DBS Corp., 5.00%, 3/15/2023	1,094,766
425,000		DISH DBS Corp., 5.125%, 5/1/2020	431,109
2,950,000		DISH DBS Corp., Series WI, 5.875%, 7/15/2022	3,057,306
425,000	[1,2]	DISH DBS Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 11/15/2024	429,250
1,025,000	[1,2]	Inmarsat Finance PLC, Series 144A, 4.875%, 5/15/2022	1,025,000
775,000		Intelsat (Luxembourg) S.A., 7.75%, 6/1/2021	806,000
1,075,000		Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, 8.125%, 6/1/2023	1,128,750
1,725,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	1,806,938
1,500,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	1,483,125
750,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	807,188
200,000	[1,2]	Numericable Group SA, Series 144A, 4.875%, 5/15/2019	198,500
1,950,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	1,983,189
875,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	892,500
425,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.25%, 5/15/2020	422,875
2,200,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	2,106,500
375,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.25%, 8/15/2022	395,625
1,175,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.875%, 10/1/2020	1,245,500
1,275,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	1,319,625
1,625,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	1,698,125
400,000	[1,2]	Unitymedia KabelBW Gmbh, Series 144A, 6.125%, 1/15/2025	419,500
1,300,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	1,391,000
250,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	262,813
		TOTAL	34,971,652
		Chemicals—1.9%
1,075,000		Ashland, Inc., 4.75%, 8/15/2022	1,085,750
1,350,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	1,360,125
1,350,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	1,329,750
1,750,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	1,898,750
175,000		Eagle Spinco, Inc., Sr. Unsecd. Note, Series WI, 4.625%, 2/15/2021	168,875
825,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	858,000
125,000		Georgia Gulf Corp., Series WI, 4.875%, 5/15/2023	121,406
450,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	437,625
2,550,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	2,416,125
550,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.00%, 11/15/2020	453,750
1,175,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	1,201,437
225,000	[1,2]	Huntsman International LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2022	225,563

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Chemicals—continued
$460,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	$470,350
500,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.125%, 10/1/2021	520,000
500,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	530,000
		TOTAL	13,077,506
		Construction Machinery—0.7%
1,975,000	[1,2]	Jurassic Holdings III, Series 144A, 6.875%, 2/15/2021	1,950,312
250,000		RSC Equipment Rental, Inc., Company Guarantee, 8.25%, 2/1/2021	273,125
875,000		United Rentals, Inc., 5.75%, 11/15/2024	910,000
1,075,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	1,161,000
875,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	929,688
		TOTAL	5,224,125
		Consumer Cyclical Services—1.5%
1,350,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,356,750
1,425,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,432,125
2,550,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	2,530,875
500,000	[1,2]	IHS, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 11/1/2022	510,000
550,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	579,563
2,145,000		ServiceMaster Co., 7.00%, 8/15/2020	2,268,337
275,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	283,250
825,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	833,250
569,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	605,985
		TOTAL	10,400,135
		Consumer Products—2.2%
3,350,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	3,584,500
1,500,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	1,395,000
1,675,000	[1,2]	First Quality Finance Co. Inc., Series 144A, 4.625%, 5/15/2021	1,549,375
1,025,000		Party City Holdings, Inc., Sr. Note, Series WI, 8.875%, 8/1/2020	1,109,562
2,725,000		Party City Holdings, Inc., Sr. Unsecd. Note, Series WI, 8.75%, 8/15/2019	2,779,500
2,300,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	2,277,000
200,000		Spectrum Brands, Inc., Series WI, 6.375%, 11/15/2020	212,500
850,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	899,938
1,300,000		Springs Industries, Inc., 6.25%, 6/1/2021	1,277,250
		TOTAL	15,084,625
		Diversified Manufacturing—1.3%
850,000	[1,2]	Apex Tool Group, Sr. Unsecd. Note, Series 144A, 7.00%, 2/1/2021	773,500
700,000		Dynacast International LLC, 9.25%, 7/15/2019	752,500
2,150,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	2,144,625
2,325,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	2,359,875
875,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	916,563
240,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	255,600
1,275,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	1,305,281
375,000	[1,2]	Waterjet Holdings, Inc., Series 144A, 7.625%, 2/1/2020	390,938
		TOTAL	8,898,882
		Financial Institutions—3.0%
2,075,000	[1,2]	Aercap Ireland Cap Ltd/Aercap Global Aviation Trust, Series 144A, 4.50%, 5/15/2021	2,103,531
350,000	[1,2]	Aercap Ireland Cap Ltd/Aercap Global Aviation Trust, Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2021	364,875
1,350,000		Ally Financial, Inc., 4.75%, 9/10/2018	1,400,625
475,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.25%, 9/29/2017	475,000
600,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.50%, 1/27/2019	594,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$1,300,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	$1,329,250
325,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	355,469
2,525,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	2,607,062
1,375,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.25%, 3/15/2018	1,452,687
175,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.375%, 5/15/2020	186,594
1,325,000	[1,2]	Hockey Merger Sub 2, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	1,381,312
1,850,000	[1,2]	Hub Holdlings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	1,854,625
2,450,000		International Lease Finance Corp., 4.625%, 4/15/2021	2,497,469
2,125,000		International Lease Finance Corp., 5.875%, 8/15/2022	2,305,625
750,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	796,875
225,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	235,688
1,075,000	[1,2]	Onex York Acquisition Corp., Series 144A, 8.50%, 10/1/2022	1,081,719
175,000	[1,2]	York Risk Services Holdings Corp., Sr. Unsecd. Note, Series 144A, 8.50%, 10/1/2022	176,094
		TOTAL	21,198,500
		Food & Beverage—3.4%
2,800,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	2,877,000
2,750,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	2,853,125
675,000		B&G Foods, Inc., Sr. Note, 4.625%, 6/1/2021	651,375
1,748,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	1,716,317
3,600,000		H.J. Heinz Co., 4.25%, 10/15/2020	3,654,360
2,800,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Series WI, 4.875%, 5/1/2021	2,779,000
950,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	1,042,625
1,375,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	1,495,313
1,400,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.875%, 8/1/2021	1,487,500
175,000		TreeHouse Foods, Inc., 4.875%, 3/15/2022	178,938
4,375,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	4,652,812
425,000		WhiteWave Foods Co., 5.375%, 10/1/2022	447,313
		TOTAL	23,835,678
		Gaming—2.9%
850,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	828,750
450,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, 7.50%, 4/15/2021	478,125
950,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	833,625
425,000	[1,2]	Churchill Downs, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 12/15/2021	430,313
975,000		GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/2020	996,938
1,200,000		GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/2023	1,236,000
3,475,000		MGM Mirage, Inc., 7.75%, 3/15/2022	3,918,062
450,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	486,000
250,000		MGM Resorts International, 5.25%, 3/31/2020	253,125
475,000		MGM Resorts International, 6.00%, 3/15/2023	484,500
2,000,000		Mohegan Tribal Gaming Authority, Series WI, 9.75%, 9/1/2021	2,075,000
2,500,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	2,368,750
200,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	216,000
1,375,000		Pinnacle Entertainment, Inc., Series WI, 6.375%, 8/1/2021	1,440,312
1,488,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	1,595,880
675,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	732,375
2,000,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	2,120,000
		TOTAL	20,493,755
		Health Care—8.1%
1,350,000	[1,2]	Amsurg Corp., Series 144A, 5.625%, 7/15/2022	1,390,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$550,000		Biomet, Inc., Sr. Note, 6.50%, 8/1/2020	$590,216
1,975,000		Biomet, Inc., Sr. Sub., 6.50%, 10/1/2020	2,096,462
2,475,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	2,632,781
575,000		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 5.125%, 8/1/2021	593,688
825,000		Catamaran Corp, 4.75%, 3/15/2021	826,031
1,475,000		DJO Finance LLC, Company Guarantee, 7.75%, 4/15/2018	1,495,281
800,000		DJO Finance LLC, Series WI, 9.875%, 4/15/2018	847,600
1,675,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	1,721,063
725,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	768,500
2,425,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	2,455,312
1,525,000		HCA Holdings, Inc., Sr. Unsecd. Note, 7.75%, 5/15/2021	1,639,375
325,000		HCA, Inc., 4.75%, 5/1/2023	327,844
4,700,000		HCA, Inc., 5.00%, 3/15/2024	4,770,500
1,175,000		HCA, Inc., Bond, 5.875%, 3/15/2022	1,280,750
2,575,000		HCA, Inc., Series 1, 5.875%, 5/1/2023	2,726,281
2,800,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	3,213,000
1,375,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	1,417,969
875,000		Hologic, Inc., 6.25%, 8/1/2020	910,547
2,325,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	2,447,062
1,675,000		LifePoint Hospitals, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	1,746,188
3,675,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 6.625%, 4/1/2022	3,840,375
325,000		Omnicare, Inc., Sr. Unsecd. Note, 4.75%, 12/1/2022	331,500
250,000		Omnicare, Inc., Sr. Unsecd. Note, 5.00%, 12/1/2024	256,250
4,875,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	4,552,031
825,000	[1,2]	Teleflex, Inc., Series 144A, 5.25%, 6/15/2024	831,188
2,025,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	2,268,000
1,575,000		Tenet Healthcare Corp., Note, Series B, 4.375%, 10/1/2021	1,547,438
1,625,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	1,602,656
325,000	[1,2]	Truven Health Analytics, Inc., Sr. Unsecd. Note, Series 144A, 10.625%, 6/1/2020	333,125
875,000		United Surgical Partners International, Inc., Series WI, 9.00%, 4/1/2020	945,000
1,075,000		Universal Hospital Service Holdco, Inc., Series WI, 7.625%, 8/15/2020	978,250
2,350,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	2,470,719
1,000,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	1,025,000
		TOTAL	56,878,482
		Independent Energy—5.5%
1,300,000		Antero Resources Corp., 6.00%, 12/1/2020	1,327,625
1,800,000	[1,2]	Antero Resources Corp., Series 144A, 5.125%, 12/1/2022	1,748,250
975,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	966,469
1,775,000		Approach Resources, Inc., 7.00%, 6/15/2021	1,570,875
1,350,000		Athlon Holdings LP, 7.375%, 4/15/2021	1,550,812
850,000	[1,2]	Athlon Holdings LP, Series 144A, 6.00%, 5/1/2022	922,250
2,100,000		BreitBurn Energy Partners LP, 7.875%, 4/15/2022	1,879,500
425,000	[1,2]	California Resources Corp., Series 144A, 5.50%, 9/15/2021	383,563
1,775,000	[1,2]	California Resources Corp., Series 144A, 6.00%, 11/15/2024	1,591,953
1,100,000	[1,2]	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, Series 144A, 7.50%, 9/15/2020	1,122,000
1,025,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	1,060,875
1,975,000		Chaparral Energy, Inc., Series WI, 7.625%, 11/15/2022	1,817,000
700,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	745,500
675,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	696,937

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$1,350,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	$1,518,750
725,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	652,500
875,000	[1,2]	Energy XXI Gulf Coast, Inc., Series 144A, 6.875%, 3/15/2024	658,438
1,750,000		Energy XXI Gulf Coast, Inc., Series WI, 7.50%, 12/15/2021	1,373,750
1,150,000	[1,2]	Gulfport Energy Corp., Series 144A, 7.75%, 11/1/2020	1,178,750
650,000		Kodiak Oil & Gas Corp., 5.50%, 1/15/2021	658,125
675,000		Kodiak Oil & Gas Corp., Sr. Unsecd. Note, 5.50%, 2/1/2022	661,500
175,000		Legacy Reserves, 6.625%, 12/1/2021	155,750
1,925,000	[1,2]	Legacy Reserves, Series 144A, 6.625%, 12/1/2021	1,713,250
575,000		Linn Energy LLC, 6.50%, 9/15/2021	500,250
850,000		Linn Energy LLC, Series WI, 6.50%, 5/15/2019	768,187
550,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	500,500
1,175,000		Linn Energy LLC, Sr. Unsecd. Note, Series WI, 6.25%, 11/1/2019	1,056,766
950,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	1,009,375
1,875,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	1,668,750
725,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	685,125
875,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	826,875
425,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 10/1/2022	413,844
475,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	474,703
1,075,000	[1,2]	Rice Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.25%, 5/1/2022	1,037,375
450,000		SM Energy Co., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2024	415,125
725,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	587,250
1,350,000		Sandridge Energy, Inc., Series WI, 7.50%, 2/15/2023	1,053,000
900,000		Sandridge Energy, Inc., Series WI, 8.125%, 10/15/2022	729,000
1,200,000		W&T Offshore, Inc., Sr. Unsecd. Note, 8.50%, 6/15/2019	1,050,000
		TOTAL	38,730,547
		Industrial - Other—1.6%
1,925,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	1,951,469
425,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	416,500
1,125,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	1,220,625
1,800,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	1,759,500
1,100,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	1,155,000
2,625,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	2,789,062
525,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	538,125
1,250,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	1,281,250
		TOTAL	11,111,531
		Leisure—0.9%
925,000	[1,2]	Activision Blizzard, Inc., Sr. Note, Series 144A, 6.125%, 9/15/2023	1,008,250
525,000	[1,2]	Cedar Fair LP, Series 144A, 5.375%, 6/1/2024	524,344
1,150,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	1,161,500
125,000		Cinemark USA, Inc., 5.125%, 12/15/2022	123,125
650,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
950,000	[1,2]	NCL Corp. Ltd., Series 144A, 5.25%, 11/15/2019	961,875
850,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	813,875
1,475,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	1,486,062
		TOTAL	6,079,031
		Lodging—0.2%
525,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	564,375

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Lodging—continued
$925,000	[1,2]	Hilton Worldwide Finance LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2021	$972,984
		TOTAL	1,537,359
		Media Entertainment—5.6%
575,000		AMC Networks, Inc., 7.75%, 7/15/2021	628,188
1,050,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	1,042,125
175,000	[1,2]	CBS Outdoor Americas Capital LLC/Corp., Series 144A, 5.625%, 2/15/2024	180,906
975,000	[1,2]	CBS Outdoor Americas Capital LLC/Corp., Series 144A, 5.875%, 3/15/2025	1,011,563
175,000	[1,2]	CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 2/15/2022	179,813
2,775,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	2,716,031
300,000		Clear Channel Worldwide, 6.50%, 11/15/2022	312,690
150,000		Clear Channel Worldwide, 7.625%, 3/15/2020	156,000
3,250,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	3,404,375
1,825,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	2,009,781
1,350,000		Cumulus Media, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2019	1,368,562
2,325,000	[1,2]	Emerald Expo Holdings, Inc., Series 144A, 9.00%, 6/15/2021	2,418,000
975,000		Entercom Radio LLC, Sr. Sub. Note, 10.50%, 12/1/2019	1,081,031
375,000		Gannett Co., Inc., 5.125%, 10/15/2019	391,406
1,600,000		Gannett Co., Inc., 6.375%, 10/15/2023	1,730,000
200,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 9/15/2021	201,500
225,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	228,656
1,800,000		Gray Television, Inc., 7.50%, 10/1/2020	1,872,000
375,000		Lamar Media Corp., 5.875%, 2/1/2022	393,750
825,000		Lamar Media Corp., Series WI, 5.00%, 5/1/2023	825,000
1,125,000		Lamar Media Corp., Sr. Unsecd. Note, Series WI, 5.375%, 1/15/2024	1,167,188
450,000		Media General Finance Sub, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 11/15/2022	453,375
1,375,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	1,402,500
1,500,000		Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/2020	1,516,875
1,675,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	1,695,937
1,225,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	1,264,813
1,675,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	1,608,000
1,725,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	1,690,500
2,725,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	2,827,187
1,600,000	[1,2]	Time, Inc., Series 144A, 5.75%, 4/15/2022	1,540,000
1,275,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	1,383,375
		TOTAL	38,701,127
		Metals & Mining—0.6%
600,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	60
500,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
500,000	[1,2]	Steel Dynamics, Inc., Series 144A, 5.125%, 10/1/2021	518,750
850,000	[1,2]	Steel Dynamics, Inc., Series 144A, 5.50%, 10/1/2024	894,625
125,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	130,313
1,475,000	[1,2]	Wise Metals Group LLC, Sr. Secd. Note, Series 144A, 8.75%, 12/15/2018	1,585,625
1,050,000	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	1,140,562
		TOTAL	4,269,935
		Midstream—4.1%
400,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	410,000
925,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	945,813
675,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	698,625
975,000	[1,2]	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 11/15/2022	987,187

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$550,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 7/15/2022	$585,750
2,225,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	2,369,625
1,650,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	1,901,625
525,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.50%, 5/1/2021	522,375
825,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.75%, 1/15/2022	825,000
275,000	[1,2]	Hiland Partners, LP, Series 144A, 5.50%, 5/15/2022	263,313
650,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	650,000
3,525,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	3,881,906
1,100,000		MarkWest Energy Partners LP, 4.875%, 12/1/2024	1,089,000
200,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	210,500
375,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	367,500
341,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	359,755
625,000		Regency Energy Partners LP, 5.00%, 10/1/2022	615,625
175,000		Regency Energy Partners LP, 5.50%, 4/15/2023	175,875
550,000		Regency Energy Partners LP, 5.875%, 3/1/2022	569,250
275,000		Regency Energy Partners LP, Company Guarantee, 6.50%, 7/15/2021	287,375
350,000		Regency Energy Partners LP, Series WI, 4.50%, 11/1/2023	330,750
250,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	258,906
1,375,000		Rose Rock Midstream LP, Sr. Unsecd. Note, 5.625%, 7/15/2022	1,347,500
850,000		Sabine Pass LNG LP, Series a, 6.25%, 3/15/2022	904,188
1,600,000		Sabine Pass LNG LP, Series WI, 5.625%, 2/1/2021	1,644,000
900,000		Sabine Pass LNG LP, Series WI, 5.625%, 4/15/2023	922,500
2,200,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	2,139,500
512,000		Suburban Propane Partners LP, Series WI, 7.375%, 8/1/2021	542,720
1,000,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	995,000
1,096,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	1,117,920
700,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	717,500
100,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2019	102,000
275,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 6.25%, 10/15/2022	281,875
		TOTAL	29,020,458
		Oil Field Services—0.7%
100,000		Basic Energy Services, Inc., Series WI, 7.75%, 10/15/2022	76,000
2,700,000		Cgg SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	2,430,000
2,025,000	[1,2]	FTS International, Inc., Series 144A, 6.25%, 5/1/2022	1,680,750
525,000	[1,2]	Light Tower Rentals, Inc., Series 144A, 8.125%, 8/1/2019	480,375
		TOTAL	4,667,125
		Packaging—5.2%
2,325,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	2,516,813
300,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 3.234%, 12/15/2019	292,125
350,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	351,750
1,250,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	1,278,125
207,353	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	212,018
700,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	694,750
1,075,000		Ball Corp., 4.00%, 11/15/2023	1,037,375
2,575,000		Berry Plastics Corp., 5.50%, 5/15/2022	2,591,094
200,000	[1,2]	Beverage Packaging Holdings II, Sr. Note, Series 144A, 5.625%, 12/15/2016	201,000
475,000	[1,2]	Beverage Packaging Holdings II, Sr. Sub. Note, Series 144A, 6.00%, 6/15/2017	475,000
2,600,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	2,691,000
1,600,000		Crown Americas LLC, 4.50%, 1/15/2023	1,544,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$425,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	$488,750
1,800,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	1,791,000
300,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.00%, 1/15/2022	304,125
600,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	608,250
1,775,000		Reynolds Group Issuer, Inc./LLC/LU, Series WI, 5.75%, 10/15/2020	1,834,906
725,000		Reynolds Group, 7.875%, 8/15/2019	773,938
3,675,000		Reynolds Group, 8.25%, 2/15/2021	3,854,156
1,675,000		Reynolds Group, 9.00%, 4/15/2019	1,754,563
2,350,000		Reynolds Group, 9.875%, 8/15/2019	2,543,875
525,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	548,625
1,175,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	1,173,531
1,125,000	[1,2]	Sealed Air Corp., Series 144A, 6.50%, 12/1/2020	1,243,125
1,175,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	1,180,875
1,175,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	1,327,750
3,425,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	3,365,062
		TOTAL	36,677,581
		Paper—0.5%
2,950,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	2,986,875
750,000		Graphic Packaging International, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2022	755,625
		TOTAL	3,742,500
		Pharmaceuticals—1.4%
1,375,000	[1,2]	Grifols Worldwide Operations Ltd., Series 144A, 5.25%, 4/1/2022	1,419,687
3,400,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	3,476,500
1,000,000	[1,2]	Jaguar Holding Co., Sr. Note, Series 144A, 9.50%, 12/1/2019	1,078,750
875,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	885,938
2,700,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	2,926,125
		TOTAL	9,787,000
		Refining—0.4%
925,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	927,313
1,550,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	1,540,312
		TOTAL	2,467,625
		Restaurants—1.0%
2,450,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan—2nd Lien, Series 144A, 6.00%, 4/1/2022	2,523,500
1,275,000		NPC International/OPER Co. A&B, Inc., 10.50%, 1/15/2020	1,326,000
2,925,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	2,917,688
		TOTAL	6,767,188
		Retailers—3.0%
2,975,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	2,989,875
850,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	911,625
1,575,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	1,449,000
2,125,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	2,042,656
300,000		Limited Brands, Inc., 5.625%, 10/15/2023	327,750
500,000		Limited Brands, Inc., Company Guarantee, 7.00%, 5/1/2020	565,000
575,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	622,438
2,475,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	2,505,937
846,000	[1,2]	Michaels Stores, Inc., Series 144A, 7.50%, 8/1/2018	867,150
425,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.00%, 10/15/2021	454,750
1,875,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	2,029,687
1,825,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	1,847,813

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Retailers—continued
$1,325,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	$1,387,938
1,650,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	1,650,000
550,000		Sally Hldgs. LLC/Sally Cap, Inc., 6.875%, 11/15/2019	588,500
150,000		Sally Hldgs. LLC/Sally Cap, Inc., Sr. Note, 5.50%, 11/1/2023	157,875
275,000		Wolverine World Wide, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2020	288,750
		TOTAL	20,686,744
		Technology—10.9%
250,000	[1,2]	ACI Worldwide, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 8/15/2020	265,313
1,150,000		Advanced Micro Devices, Inc., Series WI, 7.00%, 7/1/2024	989,000
950,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	855,000
2,125,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	2,002,812
1,425,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	1,439,250
2,350,000	[1,2]	Boxer Parent Co., Inc., Series 144A, 9.00%, 10/15/2019	2,009,250
1,300,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	1,366,625
1,100,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	1,100,000
1,449,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 8.50%, 4/1/2019	1,544,996
950,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	950,000
2,175,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 6.625%, 6/1/2020	2,278,312
1,425,000	[1,2]	Compucom System, Inc., Series 144A, 7.00%, 5/1/2021	1,246,875
950,000		CoreLogic, Inc., Sr. Unsecd. Note, 7.25%, 6/1/2021	1,002,250
875,000	[1,2]	DataTel, Inc., Series 144A, 9.625%, 12/1/2018	899,063
2,000,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	2,160,000
1,350,000		Emdeon, Inc., 11.00%, 12/31/2019	1,493,438
1,950,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	2,023,710
2,000,000		Epicor Software Corp., 8.625%, 5/1/2019	2,115,000
1,425,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	1,460,625
471,000		First Data Corp., Series WI, 11.25%, 1/15/2021	538,118
350,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	376,250
6,925,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	7,479,000
850,000		Flextronics International Ltd., 4.625%, 2/15/2020	867,170
350,000		Flextronics International Ltd., 5.00%, 2/15/2023	358,750
150,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	165,375
1,675,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	1,733,625
1,350,000		IAC Interactive Corp., 4.75%, 12/15/2022	1,323,000
1,025,000		IAC Interactive Corp., Series WI, 4.875%, 11/30/2018	1,058,313
1,900,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	1,916,625
3,725,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	3,734,312
2,300,000	[1,2]	Interactive Data Corp., Series 144A, 5.875%, 4/15/2019	2,320,125
1,200,000		Iron Mountain, Inc., 5.75%, 8/15/2024	1,222,500
700,000		Lawson Software, Inc., Series WI, 11.50%, 7/15/2018	775,250
850,000		Lawson Software, Inc., Series WI, 9.375%, 4/1/2019	922,505
900,000		Lender Processing Services, 5.75%, 4/15/2023	962,010
475,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 11/15/2024	494,000
1,775,000		MagnaChip Semiconductor S.A., Sr. Unsecd. Note, 6.625%, 7/15/2021	1,633,000
1,900,000		NCR Corp., 6.375%, 12/15/2023	1,985,500
450,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	441,000
550,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	539,000
675,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	691,875
475,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 3.75%, 6/1/2018	479,750

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$250,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	$265,625
200,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	213,000
1,925,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	1,949,062
1,050,000		Seagate HDD Cayman, 4.75%, 6/1/2023	1,110,288
1,775,000	[1,2]	Seagate Technology HDD Holdings, Series 144A, 4.75%, 1/1/2025	1,845,056
650,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	691,031
2,025,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.00%, 6/15/2021	2,111,062
650,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	677,625
1,375,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	1,409,375
209,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	217,621
100,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	107,000
2,200,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	2,304,500
800,000		TransUnion Holding Co., Inc., 8.125%, 6/15/2018	832,000
1,525,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	1,565,984
1,100,000		Verisign, Inc., 4.625%, 5/1/2023	1,086,250
850,000	[1,2]	Zebra Technologies Corp., Sr. Unsecd. Note, Series 144A, 7.25%, 10/15/2022	910,563
		TOTAL	76,514,614
		Transportation - Services—0.4%
2,225,000		HDTFS, Inc., Series WI, 6.25%, 10/15/2022	2,263,937
275,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	285,313
500,000		Hertz Corp., Series WI, 5.875%, 10/15/2020	507,500
		TOTAL	3,056,750
		Utility - Electric—1.2%
2,975,000		Calpine Corp., 5.75%, 1/15/2025	3,030,781
275,000	[1,2]	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	294,938
650,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	693,875
18,411	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	18,595
2,175,000	[1,2]	NRG Energy, Inc., Series 144A, 6.25%, 5/1/2024	2,234,812
1,075,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	1,131,437
775,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	842,813
		TOTAL	8,247,251
		Wireless Communications—3.6%
2,050,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	2,124,312
975,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	957,938
800,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	821,000
2,900,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	2,987,000
2,125,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	2,170,156
1,075,000		MetroPCS Wireless, Inc., 6.50%, 1/15/2024	1,101,875
100,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	103,875
950,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	986,813
200,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	206,750
850,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	887,188
2,325,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	2,191,312
1,550,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	1,608,125
525,000	[1,2]	Sprint Capital Corp., GTD Note, Series 144A, 9.00%, 11/15/2018	609,000
2,075,000		Sprint Corp., 7.125%, 6/15/2024	2,062,031
2,475,000		Sprint Corp., 7.875%, 9/15/2023	2,604,937
300,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	331,688
1,625,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	1,570,156

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$75,000		T-Mobile USA, Inc., 6.25%, 4/1/2021	$77,156
1,250,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	1,303,125
325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	330,688
450,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	457,875
		TOTAL	25,493,000
		Wireline Communications—0.5%
350,000	[1,2]	Level 3 Communications, Inc., Series 144A, 5.75%, 12/1/2022	353,500
675,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	724,781
225,000		Level 3 Financing, Inc., 8.625%, 7/15/2020	245,813
550,000		Level 3 Financing, Inc., 8.875%, 6/1/2019	591,250
1,175,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 8.125%, 7/1/2019	1,257,250
450,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 6.125%, 1/15/2021	471,375
		TOTAL	3,643,969
		TOTAL CORPORATE BONDS (IDENTIFIED COST $582,927,176)	585,079,667
		COMMON STOCKS—12.5%
		Automotive—0.7%
140,585	[3]	American Axle & Manufacturing Holdings, Inc.	3,000,084
375		General Motors Co.	12,536
95,338		Remy International, Inc.	1,754,219
		TOTAL	4,766,839
		Building Materials—0.3%
26,921	[3]	Nortek, Inc.	2,146,411
		Cable Satellite—0.2%
94,927	[3]	Intelsat (Luxembourg) S.A., ADR	1,671,665
		Chemicals—0.8%
55,865		Axiall Corp.	2,417,837
66,791		Koppers Holdings, Inc.	1,948,961
208,958	[3]	Omnova Solutions, Inc.	1,395,840
		TOTAL	5,762,638
		Consumer Products—0.7%
86,987	[3]	Libbey, Inc.	2,613,959
114,731	[3]	Performance Sports Group Ltd.	2,061,847
		TOTAL	4,675,806
		Food & Beverage—0.3%
69,464		B&G Foods, Inc., Class A	1,988,060
		Gaming—0.8%
211,687	[3]	Penn National Gaming, Inc.	3,005,955
95,227	[3]	Pinnacle Entertainment, Inc.	2,370,200
		TOTAL	5,376,155
		Health Care—0.5%
43,495	[3]	Community Health Systems, Inc.	2,047,745
37,065	[3]	Tenet Healthcare Corp.	1,780,973
		TOTAL	3,828,718
		Independent Energy—0.8%
140,101		BreitBurn Energy Partners L.P.	1,850,734
96,141		Linn Energy LLC	1,754,573
6,236	[1,3,5]	Lone Pine Resources Canada Ltd.	0
6,236	[3,5]	Lone Pine Resources, Inc.	7,733

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Independent Energy—continued
50,000	[1,3,5]	Lone Pine Resources, Inc., Escrow Shares	$0
51,396	[3]	Newfield Exploration Co.	1,399,513
9,500		Range Resources Corp.	623,675
		TOTAL	5,636,228
		Industrial - Other—1.1%
36,323		Belden, Inc.	2,652,669
55,391	[3]	International Wire Group Holdings, Inc.	1,994,076
283,980		Mueller Water Products, Inc., Class A	2,694,970
		TOTAL	7,341,715
		Leisure—0.4%
111,681		Regal Entertainment Group	2,578,714
		Media Entertainment—1.9%
409,656	[3]	Cumulus Media, Inc., Class A	1,634,527
195,342	[3]	Entercom Communication Corp., Class A	2,074,532
362,509		Entravision Communications Corp.	2,341,808
717,819	[3]	Radio One, Inc., Class D	1,213,114
103,000		Time, Inc.	2,465,820
274,416	[3]	Townsquare Media LLC	3,424,712
		TOTAL	13,154,513
		Packaging—0.6%
81,268	[3]	Berry Plastics Group, Inc.	2,351,896
47,981		Greif, Inc., Class A	2,103,967
		TOTAL	4,455,863
		Paper—1.2%
36,355	[3]	Clearwater Paper Corp.	2,408,882
209,861	[3]	Graphic Packaging Holding Co.	2,612,770
55,254		Rock-Tenn Co.	3,138,980
		TOTAL	8,160,632
		Refining—0.3%
92,623		CVR Refining, LP	2,064,567
		Technology—1.6%
75,909	[3]	CommScope Holdings Co., Inc.	1,685,180
190,451	[3]	Magnachip Semiconductor Corp.	2,319,693
60,856	[3]	NCR Corp.	1,804,380
44,000		Seagate Technology, Inc.	2,908,840
182,858	[3]	Tower Semiconductor Ltd.	2,351,554
		TOTAL	11,069,647
		Wireless Telecommunication Services—0.3%
79,857	[3]	T-Mobile US, Inc.	2,331,026
		TOTAL COMMON STOCKS (IDENTIFIED COST $78,736,309)	87,009,197
		WARRANTS—0.0%
		Automotive—0.0%
6,766	[3]	General Motors Co., Warrants, Expiration Date 7/10/2016	158,595
6,766	[3]	General Motors Co., Warrants, Expiration Date 7/10/2019	103,249
		TOTAL WARRANTS (IDENTIFIED COST $765,592)	261,844
		INVESTMENT COMPANIES—3.1%[7]
1,757,922		Federated Bank Loan Core Fund	17,772,588

Principal Amount or Shares			Value
		INVESTMENT COMPANIES—continued[7]
3,567,032	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	$3,567,032
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $21,581,043)	21,339,620
		TOTAL INVESTMENTS—99.2% (IDENTIFIED COST $684,010,120)[9]	693,690,328
		OTHER ASSETS AND LIABILITIES - NET—0.8%[10]	5,858,575
		TOTAL NET ASSETS—100%	$699,548,903
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2014, these restricted securities amounted to $264,590,748, which represented 37.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2014, these liquid restricted securities amounted to $264,572,153, which represented 37.8% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at November 30, 2014, is as follows:
Security Acquisition	Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$18,411	$18,595
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$641,893	$0
Lone Pine Resources Canada Ltd.	1/30/2014	$0	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/0214	$0	$0
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holdings.
8	7-day net yield.
9	At November 30, 2014, the cost of investments for federal tax purposes was $685,211,185. The net unrealized appreciation of investments for federal tax purposes was $8,479,143. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $25,859,309 and net unrealized depreciation from investments for those securities having an excess of cost over value of $17,380,166.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$585,079,607	$60	$585,079,667
Equity Securities:
Common Stock
Domestic	78,075,329	1,994,076[1]	—	80,069,405
International	6,932,059	—	7,733	6,939,792
Warrants	261,844	—	—	261,844
Investment Companies[2]	21,339,620	—	—	21,339,620
TOTAL SECURITIES	$106,608,852	$587,073,683	$7,793	$693,690,328
1	Includes $1,384,775 of a domestic common stock security transferred from a Level 1 to Level 2 because the security ceased trading during the period and fair value was obtained using valuation techniques utilizing observable market data. This transfer represents the value of the security at the beginning of the period.
2	Federated Bank Loan Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GTD	—Guaranteed

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Yield Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 21, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 21, 2015